Post-Employment Benefits - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Weighted average remaining maturity of defined benefit obligations	9 years 11 months 23 days	12 years 2 months 12 days
Defined contribution plan expense	₩ 19,057	₩ 8,534	₩ 1,097